Subsidiaries	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Subsidiaries
23	Subsidiaries
All the subsidiaries of the Company are unlisted. The following list contains only the particulars of subsidiaries which principally affect the results, assets or liabilities of the Group.

Name of company	Place of establishment/ operation	Registered capital		Proportion of ownership interest held by the Company	Principal activity
China Southern Airlines Henan Airlines Company Limited (i)	PRC	RMB	6,000,000,000	60%	Airline transportation
Xiamen Airlines Company Limited (“Xiamen Airlines”) (i)	PRC	RMB	14,000,000,000	55%	Airline transportation
Chongqing Airlines Company Limited (i)	PRC	RMB	1,200,000,000	60%	Airline transportation
Shantou Airlines Company Limited (i)	PRC	RMB	280,000,000	60%	Airline transportation
Zhuhai Airlines Company Limited (i)	PRC	RMB	250,000,000	60%	Airline transportation
Guizhou Airlines Company Limited (i)	PRC	RMB	1,281,000,000	60%	Airline transportation
Guangzhou Nanland Air Catering Company Limited (ii)	PRC	RMB	240,000,000	70.50%	Air catering
Beijing Southern Airlines Ground Services Company Limited (i)	PRC	RMB	100,000,000	100%	Airport ground services
Nan Lung International Freight Limited	Hong Kong	HKD	3,270,000	51%	Freight services
Southern Airlines General Aviation Company Limited (“SAGA”) (i)&(iii)	PRC	RMB	1,000,000,000	57.88%	General aviation
SAIETC (i)	PRC	RMB	30,000,000	100%	Import and export agent services
Zhuhai Xiang Yi Aviation Technology Company Limited (i)	PRC	RMB	469,848,400	100%	Flight simulation services
China Southern Airlines Xiongan Airlines Company Limited (i)	PRC	RMB	10,000,000,000	100%	Airline transportation
Southern Airlines Freight and Logistics (Guangzhou) Co.,Ltd. (“SAFL”) (i)&(iv)	PRC	RMB	1,818,181,820	55%	Logistics operations
Shenyang Northern Aircraft Maintenance Co., Ltd. (“Shenyang Aircraft Maintenance”) (i)&(vii)	PRC	RMB	31,520,545	100%	Aircraft repair and maintenance services
Guangdong Southern Airline Pearl Aviation Services Company Limited (“Pearl Aviation Services”) (i)&(viii)	PRC	RMB	5,000,000	100%	Hotel management services
Southern Airlines Nansha Finance Leasing (Guangzhou) Co.,Ltd. (i)	PRC	RMB	2,000,000,000	100%	Leasing services

(i)	These subsidiaries are PRC limited liability companies.
(ii)	This subsidiary is a sino-foreign equity joint venture company established in the PRC.
(iii)	SAGA
On December 18, 2020, certain third parties invested into SAGA by means of capital injection and acquisition of the Company’s partial equity interests in SAGA, the Company’s equity interests in SAGA were decreased from
100% to 57.88%. Changes in the Company’s equity interests do not result in a loss of control of SAGA.
The above transactions had the following effect on the Group’s other reserves in equity:

RMB million
Cash consideration received from third parties on partial disposal of equity interests	332
Capital injection from third parties	510
Less: Portion of net assets of SAGA disposed	667

Other reserves in equity	175

(iv)	SAFL
On December 24, 2020, certain third parties made capital injections into SAFL, causing a decrease of the Company’s equity interests in SAFL from
100% to 55%
.
 Changes in the Company’s equity interests do not result in a loss of control of SAFL.
The above transactions had the following effect on the Group’s other reserves in equity:

RMB million
Capital injection from third parties	3,355
Less: Portion of net assets of SAFL disposal	2,830

Other reserves in equity	525

(v)	Flying College
Flying College, a former subsidiary of the Company, went into liquidation process on 21 December 2020. Since then, the Group lost control of Flying College, and Flying College was no longer within the consolidation scope. The operating results and cash flow of Flying College before entering the liquidation process had been included in the consolidated income statement and consolidated cash flow statement of the Group this year. The Group recognized a net loss of RMB8 million on disposal of Flying College.

(vi)	Guangzhou Baiyun International Logistic Company Limited (“Baiyun Logistic”)
In January 2020, the Company acquired 29% equity interests from a third party in Baiyun Logistic, a subsidiary that the Company previously held 61% equity interests.
On May 31, 2020, the
Company transferred the then hold 90% equity
interests of Baiyun Logistic to SAFL as capital injection. Since then, Baiyun Logistic became an indirect subsidiary of the Company through SAFL
.
The above transactions had the following effect on the Group’s other reserves in equity:

RMB million
Cash consideration paid	260
Less: Portion of net assets of Baiyun Logistic acquired	105

Other reserves in equity	155

(vii)	Shenyang Aircraft Maintenance
Pursuant to the equity transfer agreement entered into between the Company and a third party, the Company acquired 21% equity interests Shenyang Aircraft Maintenance, a former joint venture of the Company, at a cash consideration of RMB14 million on April 23, 2019. On the same date, the Company obtained control over Shenyang Aircraft Maintenance, and Shenyang Aircraft Maintenance became a wholly-owned subsidiary of the Company. The acquisition of Shenyang Aircraft Maintenance enables the Group to engage in comprehensive maintenance service.
In the period from the acquisition date to December 31, 2019, Shenyang Aircraft Maintenance contributed revenue of RMB39 million and profit of RMB1 million to the Group’s results. If the acquisition had occurred on January 1, 2019, management estimates that consolidated revenue would have been increased by RMB21 million, and consolidated profit for the year would have been increased by RMB4 million. In determining these amounts, management have assumed that the fair value adjustments that arose on the acquisition date would have been the same if the acquisition had occurred on January 1, 2019. The information above is the amount before inter-company eliminations.
The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

Recognized values on acquisition
RMB million
Non-current assets	31
Current assets	41
Non-current liabilities	(6)
Current liabilities	(3)

Total net identifiable assets	63

Analysis of the net inflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	(14)
Cash and cash equivalents acquired	26

Net cash inflow	12

(viii)	Pearl Aviation Services
Pursuant to the equity transfer agreement entered into between the Company and the other third parties shareholders of Pearl Aviation Services, the Company acquired 100% equity interests in Pearl Aviation Services at a consideration of RMB9 million on December 17, 2019. On the same date, the Company obtained the control of Pearl Aviation Services, and Pearl Aviation Services became a wholly-owned subsidiary of the Company. The acquisition of Pearl Aviation Services enables the Group to engage in hotel management services business.
As the acquisition was completed in December, limited amount of revenue and profit were contributed to the Group by Pearl Aviation Services. If the acquisition had occurred on January 1, 2019, management estimates that consolidated revenue would have been increased by RMB499 million, and consolidated profit for the year would have been increased by RMB17 million. In determining these amounts, management have assumed that the fair value adjustments that arose on the acquisition date would have been the same if the acquisition had occurred on January 1, 2019. The information above is the amount before inter-company eliminations.
The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

Recognized values on acquisition
RMB million
Non-current assets	19
Current assets	252
Current liabilities	(257)

Total net identifiable assets	14

Analysis of the net inflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	(9)
Cash and cash equivalents acquired	173

Net cash inflow	164

(ix)	Flying College
Pursuant to the subscription agreement entered into between the Company, CAE International Holding Limited, Nan Lung Holding Limited and Flying College, the Company made a capital injection of cash equivalent to RMB63 million to Flying College on November 20, 2018, as a result of which the Company’s equity interests in Flying College increased from 48.12% to 84.30%. After the capital injection, the Company is entitled to appoint all 3 members of Board of directors of Flying College in accordance with the subscription agreement, and Flying College thus became a subsidiary of the Company upon completion of the capital injection. The acquisition through the capital injection of Flying College enables the Group to engage in pilot flying training services.
In the period from the acquisition date to December 31, 2018, Flying College contributed a loss of RMB5 million to the Group’s results. If the acquisition had occurred on January 1, 2018, management estimates that consolidated revenue would have been increased by RMB0 million, and consolidated profit for the year would have been decreased by RMB60 million. In determining these amounts, management have assumed that the fair value adjustments that arose on the acquisition date would have been the same if the acquisition had occurred on January 1, 2018. The information above is the amount before inter-company eliminations.
The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

Recognized values on
acquisition
RMB million
Non-current assets	153
Current assets	77
Current liabilities	(155)

Total net identifiable assets	75

Analysis of the net inflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	(63)
Cash and cash equivalents acquired	69

Net cash inflow	6

(x)	Material non-controlling interests :
As at December 31, 2020, the
balance of total
non-controlling
interests is RMB15,547
million (December 31,
2019: RMB13,223 million), of which RMB8,809
million (December 31,
2019: RMB9,003 million) is for Xiamen Airlines and RMB2,892
million (December 31,
2019: Nil) is for SAFL. The rest of
non-controlling
interests are not individually material.
-
Set out below are the summarized financial information for Xiamen Airlines.

	2020	2019
	RMB million	RMB million
Non-controlling interests percentage	45%	45%
Current assets	2,292	3,010
Non-current assets	50,975	53,855
Current liabilities	(16,033)	(15,494)
Non-current liabilities	(18,431)	(22,233)
Net assets	18,803	19,138
Carrying amount of non-controlling interests	8,809	9,003
Revenue	20,675	32,612
(Loss)/profit for the year	(181)	784
Total comprehensive income	(304)	798
(Loss)/profit allocated to non-controlling interests	(109)	350
Dividend paid to non-controlling interests	31	45
Net cash generated from operating activities	4,268	8,259
Net cash used in investing activities	(1,430)	(1,990)
Net cash used in financing activities	(3,201)	(6,097)

-
Set out below are the summarized financial information for SAFL (Note23(iv)).

2020
RMB million
Non-controlling interests percentage	45%
Current assets	8,479
Non-current assets	732
Current liabilities	(2,708)
Non-current liabilities	(112)
Net assets	6,391
Carrying amount of non-controlling interests	2,892
Revenue	15,397
Profit for the year	4,013
Total comprehensive income	4,013
Profit allocated to non-controlling interests	16
Dividend paid to non-controlling interests	2
Net cash generated from operating activities	5,241
Net cash used in investing activities	(1,468)
Net cash generated from financing activities	1,122